Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

Note 23: Subsequent events

Approval from ANVISA (Brazil) – February 2022

Biophytis received approval from ANVISA (Brazil) to give access to Sarconeos (BIO101) to hospitalized COVID-19 patients through an Expanded Access Program.

War in Ukraine – February 2022

The war in Ukraine launched by Russia on February 24, 2022 will have significant economic and financial consequences at the global level. Sanctions against Russia are expected to have significant implications for companies with business activities or relationship with Russia.

As of December 31, 2021, the Company has no business activity in Russia. As part of its global intellectual property protection, the Company issued patents and filed patents application in Russia that are currently under examination.

The Company’s activities could be impacted directly or indirectly by the consequences of the conflict, which it is not possible to quantify precisely to date.

In particular, the Company could be exposed to increasing costs of its clinical studies due to rising energy prices and medical supplies. As of the date of publication of these Financial Statements, the Company believes that the consequences on its 2022 accounts will be limited.

Atlas – April 2022

The Company announced the issue of 160 ORNANEs for a total of €4 million as part of its 2021 bond financing agreement with Atlas (first tranche of the eight tranches contract).